Segment Reporting - Summary of Payments from/to Such Customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Operating Segments [Line Items]
Revenues	$ 282,483	$ 185,774	$ 755,700	$ 541,483
LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	234,255	145,220	599,860	409,328
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	58,912	32,936	140,322	118,269
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	41,422	26,032	101,304	60,336
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	45,940	38,927	128,311	108,798
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	87,981	47,325	229,923	121,925
Non-LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	48,228	40,554	155,840	132,155
Egypt
Disclosure Of Operating Segments [Line Items]
Revenues	8,067	18,564	47,741	72,596
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	$ 40,161	$ 21,990	$ 108,099	$ 59,559